UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
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Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
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Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler           Los Angeles, CA             8/13/08
   --------------------------   ------------------------------    ------------
            [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             56
                                               -------------

Form 13F Information Table Value Total:          $ 1,810,311
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


        COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ------------    ---------   ----------   ------------------ ----------- -------- -------------------
                                 TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER             OF CLASS        CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE  SHARED  NONE
---------------------------- --------------  ----------  ----------  --------- --- ----  ---------- --------- ------ ------  ----

AETNA INC NEW                      COM        00817Y108      55,781   1,376,300 SH           Sole       0    1,376,300   0
AMBAC FINL GROUP INC               COM        023139108      11,160   8,328,700 SH           Sole       0    8,328,700   0
AMER INTL GROUP INC                COM        026874107      20,462     773,300 SH           Sole       0      773,300   0
AMERICAN EAGLE OUTFITTERS NE       COM        02553E106      95,876   7,034,180 SH           Sole       0    7,034,180   0
AMERICAN EXPRESS CO                COM        025816109      20,534     545,100 SH           Sole       0      545,100   0
AMERICAN WTR WKS CO INC NEW        COM        030420103      17,996     811,350 SH           Sole       0      811,350   0
AMERIPRISE FINL INC                COM        03076C106      37,876     931,300 SH           Sole       0      931,300   0
AMR CORP                           COM        001765106       1,544     301,572 SH           Sole       0      301,572   0
BLOCK H&R INC                      COM        093671105      23,872   1,115,500 SH           Sole       0    1,115,500   0
CHINA NEPSTAR CHAIN DRUGSTOR   SPONSORED ADR  16943C109       4,286     494,900 SH           Sole       0      494,900   0
CIGNA CORP                         COM        125509109      18,371     519,100 SH           Sole       0      519,100   0
CIT GROUP INC                      COM        125581108       2,286     335,724 SH           Sole       0      335,724   0
CONTINENTAL AIRLS INC              CL B       210795308       3,260     322,500 SH           Sole       0      322,500   0
CSX CORP                           COM        126408103      19,766     314,700 SH           Sole       0      314,700   0
CVS CAREMARK CORPORATION           COM        126650100      78,732   1,989,700 SH           Sole       0    1,989,700   0
DELL INC                           COM        24702R101      21,370     976,700 SH           Sole       0      976,700   0
DOWNEY FINL CORP                   COM        261018105       2,486     897,400 SH           Sole       0      897,400   0
E TRADE FINANCIAL CORP             COM        269246104       3,249   1,034,600 SH           Sole       0    1,034,600   0
ECHOSTAR CORP                      CL A       278768106      26,973     863,968 SH           Sole       0      863,968   0
EXELON CORP                        COM        30161N101      21,892     243,348 SH           Sole       0      243,348   0
EXTERRAN HLDGS INC                 COM        30225X103       6,986      97,725 SH           Sole       0       97,725   0
FIFTH THIRD BANCORP                COM        316773100      10,534   1,034,800 SH           Sole       0    1,034,800   0
FIRST AMERN CORP CALIF             COM        318522307      14,919     565,100 SH           Sole       0      565,100   0
FIRSTFED FINL CORP                 COM        337907109       2,965     368,800 SH           Sole       0      368,800   0
FREEPRT-MCMORAN COPPER & GO        COM        35671D857      42,218     360,252 SH           Sole       0      360,252   0
GARMIN LTD                         ORD        G37260109      17,869     417,100 SH           Sole       0      417,100   0
GENWORTH FINL INC                COM CL A     37247D106      17,648     990,900 SH           Sole       0      990,900   0
GRUPO AEROPORTUARIO DEL SURE  SPON ADR SER B  40051E202       3,172      61,600 SH           Sole       0       61,600   0
HEALTH MGMT ASSOC INC NEW          CL A       421933102      35,549   5,460,600 SH           Sole       0    5,460,600   0
HEALTH NET INC                     COM        42222G108      16,796     698,100 SH           Sole       0      698,100   0
HERBALIFE LTD                    COM USD SHS  G4412G101       7,401     191,000 SH           Sole       0      191,000   0
HOME DEPOT INC                     COM        437076102      73,689   3,146,400 SH           Sole       0    3,146,400   0
INNOPHOS HOLDINGS INC              COM        45774N108      11,278     352,998 SH           Sole       0      352,998   0
KEYCORP NEW                        COM        493267108      10,225     931,200 SH           Sole       0      931,200   0
LEAP WIRELESS INTL INC             COM NEW    521863308      49,822   1,154,100 SH           Sole       0    1,154,100   0
LIBERTY ACQUISITION HLDGS CO *W EXP 12/12/201 53015Y115       2,838   1,250,000 SH           Sole       0    1,250,000   0
LIBERTY ACQUISITION HLDGS CO       COM        53015Y107      23,200   2,500,000 SH           Sole       0    2,500,000   0
MACYS INC                          COM        55616P104       4,773     245,771 SH           Sole       0      245,771   0
MARTIN MARIETTA MATLS INC          COM        573284106      43,881     423,600 SH           Sole       0      423,600   0
MBIA INC                           COM        55262C100      59,656  13,589,038 SH           Sole       0   13,589,038   0
MOSAIC CO                          COM        61945A107       4,688      32,400 SH           Sole       0       32,400   0
MOTOROLA INC                       COM        620076109     185,478  25,269,447 SH           Sole       0   25,269,447   0
NRG ENERGY INC                   COM NEW      629377508      21,366     498,038 SH           Sole       0      498,038   0
OMNICARE INC                       COM        681904108      21,438     817,607 SH           Sole       0      817,607   0
QUALCOMM INC                       COM        747525103      79,958   1,802,069 SH           Sole       0    1,802,069   0
SPRINT NEXTEL CORP               COM SER 1    852061100     116,735  12,287,915 SH           Sole       0   12,287,915   0
SUNOCO INC                         COM        86764P109      44,702   1,098,600 SH           Sole       0    1,098,600   0
SUNTRUST BKS INC                   COM        867914103      10,315     284,800 SH           Sole       0      284,800   0
UAL CORP                         COM NEW      902549807         278      53,250 SH           Sole       0       53,250   0
UNITEDHEALTH GROUP INC             COM        91324P102      32,739   1,247,200 SH           Sole       0    1,247,200   0
VALERO ENERGY CORP NEW             COM        91913Y100      20,388     495,100 SH           Sole       0      495,100   0
WACHOVIA CORP NEW                  COM        929903102      10,262     660,800 SH           Sole       0      660,800   0
WASHINGTON MUT INC          CONV7.75% SER R   939322814     117,679     198,000 SH           Sole       0      198,000   0
WASHINGTON MUT INC                 COM        939322103      45,416   9,212,100 SH           Sole       0    9,212,100   0
WELLPOINT INC                      COM        94973V107      54,618   1,146,000 SH           Sole       0    1,146,000   0
YAHOO INC                          COM        984332106     101,060   4,891,600 SH           Sole       0    4,891,600   0
